Trust Pass-Through Securities - Summary of Trust Pass-through Securities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trust pass-through securities [Line Items]
Trust pass-through securities	€ 133	€ 156
USD 225 million [member]
Disclosure of trust pass-through securities [Line Items]
Coupon rate	7.65%
Coupon date	Semi-annually, December 1
Year of issue	1996
Year of maturity	2026
Trust pass-through securities	€ 91	109
USD 190 million [member]
Disclosure of trust pass-through securities [Line Items]
Coupon rate	7.625%
Coupon date	Semi-annually, November 15
Year of issue	1997
Year of maturity	2037
Trust pass-through securities	€ 41	€ 47